PHOENIX TRUST


              Supplement dated December 15, 2003 to Prospectus and
                Statement of Additional Information dated May 1, 2003, as supplemented June 24, 2003, September 17, 2003 and December 8, 2003

          The Board of Trustees of Phoenix Trust has unanimously approved mergers of each of Phoenix Appreciation Fund, Phoenix-Oakhurst Managed Assets and Phoenix-Oakhurst Strategy Fund, subject to shareholder approval, as described below:

PHOENIX APPRECIATION FUND
         Pursuant to an Agreement and Plan of Reorganization (the "Agreement"), the Phoenix Appreciation Fund will transfer all or substantially all of its assets to the Phoenix Small Cap Value Fund, a series of Phoenix Investment Trust 97, in exchange for shares of the Phoenix Small Cap Value Fund and the assumption by the Phoenix Small Cap Value Fund of all liabilities of the Phoenix Appreciation Fund. Following the exchange, the Phoenix Appreciation Fund will distribute the shares of the Phoenix Small Cap Value Fund to its shareholders pro rata, in liquidation of the Phoenix Appreciation Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix Appreciation Fund. It is currently anticipated that these matters will be submitted for a vote at a meeting of shareholders to be held in March 2004. Effective December 31, 2003, the Phoenix Appreciation Fund will be closed to new investors and additional purchases by current shareholders.

PHOENIX-OAKHURST MANAGED ASSETS
         Pursuant to an Agreement and Plan of Reorganization (the "Agreement"), Phoenix-Oakhurst Managed Assets will transfer all or substantially all of its assets to the Phoenix-Oakhurst Strategic Allocation Fund in exchange for shares of the Phoenix-Oakhurst Strategic Allocation Fund and the assumption by the Phoenix-Oakhurst Strategic Allocation Fund of all liabilities of Phoenix-Oakhurst Managed Assets. Following the exchange, Phoenix-Oakhurst Managed Assets will distribute the shares of the Phoenix-Oakhurst Strategic Allocation Fund to its shareholders pro rata, in liquidation of Phoenix-Oakhurst Managed Assets. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of Phoenix-Oakhurst Managed Assets. It is currently anticipated that these matters will be submitted for a vote at a meeting of shareholders to be held in March 2004. Effective December 31, 2003, Phoenix-Oakhurst Managed Assets will be closed to new investors and additional purchases by current shareholders.

PHOENIX-OAKHURST STRATEGY FUND
         Pursuant to an Agreement and Plan of Reorganization (the "Agreement"), the Phoenix-Oakhurst Strategy Fund will transfer all or substantially all of its assets to the Phoenix-Oakhurst Growth & Income Fund, a series of Phoenix Equity Series Fund, in exchange for shares of the Phoenix-Oakhurst Growth & Income Fund and the assumption by the Phoenix-Oakhurst Growth & Income Fund of all liabilities of the Phoenix-Oakhurst Strategy Fund. Following the exchange, the Phoenix-Oakhurst Strategy Fund will distribute the shares of the Phoenix-Oakhurst Growth & Income Fund to its shareholders pro rata, in liquidation of the Phoenix-Oakhurst Strategy Fund. The effectiveness of these transactions is subject to the satisfaction of a number of conditions, including approval by shareholders of the Phoenix-Oakhurst Strategy Fund. It is currently anticipated that these matters will be submitted for a vote at a meeting of shareholders to be held in March 2004. Effective December 31, 2003, the Phoenix-Oakhurst Strategy Fund will be closed to new investors and additional purchases by current shareholders.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                   AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/Mergers (12/03)